   As filed with the Securities and Exchange Commission on December 16, 1998



                                                      Registration No. 33-77878

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 6


                   THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A,
                         formerly, NASL Variable Account
                           (Exact name of Registrant)

                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                  NORTH AMERICA
           formerly, North American Security Life Insurance Company
                               (Name of Depositor)

                              116 Huntington Avenue
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)

                                (617) 266-6004
              (Depositor's Telephone Number Including Area Code)




         James D. Gallagher                               Copy to:
    Vice President, Secretary and                    J. Sumner Jones, Esq.
          General Counsel                           Jones & Blouch, L.L.P.
The Manufacturers Life Insurance Company      1025 Thomas Jefferson Street, N.W.
          of North America                           Washington, DC 20007
          73 Tremont Street
      Boston, Massachusetts  02108
   (Name and Address of Agent for  Service)


It is proposed that this filing will become effective:
___ immediately upon filing pursuant to paragraph (b) of Rule 485
___ on DATE pursuant to paragraph (b)(i) of Rule 485
___ 60 days after filing pursuant to paragraph (a) of Rule 485
_X_ on MARCH 4, 1999 pursuant to paragraph (a) of Rule 485

The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-55712

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 Item
Part A                  Caption in Prospectus
------                  ---------------------
1.................     Cover Page
2.................     APPENDIX A: Special Terms
3.................     Summary
4.................     Performance Data
5.................     General Information about US, THE VARIABLE ACCOUNT, AND
                       THE  Trust
6.................     Charges and Deductions;  Withdrawal Charge; Reduction
                       or Elimination of Withdrawal CHARGES;
                       Administration Fees;  Distribution Fee; Mortality and
                       Expense Risk Charge; Taxes; Appendix C: EXAMPLES OF
                       CALCULATION OF WITHDRAWAL CHARGE; APPENDIX D: STATE PREMIUM
                       TAXES
7.................     ACCUMULATION PERIOD PROVISIONS; OUR Approval; Purchase
                       Payments; Accumulation Units;  Net Investment Factor;
                       Transfers Among Investment Options; Telephone Transactions;
                       Special Transfer Services - Dollar Cost Averaging; Asset
                       Rebalancing Program; Withdrawals; Special Withdrawal
                       Services - the Income Plan; Contract Owner Inquiries; Other
                       Contract Provisions; Ownership; Beneficiary; Modification
8.................     PAY-OUT PERIOD Provisions; General;  Annuity
                       Options; Determination of Amount of the First Variable
                       Annuity Payment; Annuity Units and the Determination of
                       Subsequent Variable Annuity Payments; Transfers DURING
                       PAY-OUT PERIOD
9.................     Accumulation PERIOD Provisions;  Death Benefit DURING
                       ACCUMULATION PERIOD; PAY-OUT PERIOD Provisions; Death
                       Benefit DURING PAY-OUT PERIOD
10................     Accumulation PERIOD Provisions;  Purchase Payments;
                       ACCUMULATION Units; Value of ACCUMULATION
                       Units; Net Investment  Factor; Distribution of
                       Contracts
11................     Withdrawals; Restrictions  under the Texas Optional
                       Retirement Program; ACCUMULATION PERIOD Provisions;
                       Purchase  Payments; Other Contract Provisions; Ten Day
                       Right to  Review
12................     Federal Tax Matters; INTRODUCTION; OUR Tax
                       Status; Taxation of Annuities  in General;
                       Diversification  Requirements; Qualified  Retirement
                       Plans
13................     Legal Proceedings
14................     Statement of Additional  Information - Table of Contents



[N-4 ITEM
PART B]           Caption in Statement of  Additional Information
-------           -----------------------------------------------
15................    Cover Page
16................    Table of Contents
17................    General History and  Information.
18................    Services-Accountants;  Services-Servicing Agent
19................    Not Applicable
20................    Services - Principal Underwriter
21................    Performance Data
22................    Not Applicable
23................    Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

       ANNUITY SERVICE OFFICE                              MAILING ADDRESS
        116 Huntington Avenue                           Post Office Box 9230
     Boston, Massachusetts 02116                        Boston, Massachusetts
           (617) 266-6004                                    02205-9230
           (800) 344-1029

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                       OF NORTH AMERICA SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

      This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Parts of this Prospectus also describe other variable annuity contracts that we no longer offer and ones that we offer only in the states of Washington and Maryland.

- Contract values and annuity benefit payments are based upon thirty-seven investment options. Thirty-five options are variable and two are fixed account options.

- Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Your contract values may be allocated to, and transferred among, one or more of those sub-accounts.

- Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide you a prospectus for the Trust with this Prospectus.

- SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

- Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

- Special terms appear in bold and are explained when first used in this Prospectus and also are defined in a glossary in APPENDIX A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     The date of this Prospectus is______________, 1999

                              TABLE OF CONTENTS



SUMMARY ..............................................................     3
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST .....     8
   The Manufacturers Life Insurance Company of North  America ........     8
   The Variable Account ..............................................     8
   The Trust .........................................................     8
DESCRIPTION OF THE CONTRACT ..........................................    10
ACCUMULATION PERIOD PROVISIONS .......................................    10
   Purchase Payments .................................................    10
   Accumulation Units ................................................    10
   Value of Accumulation Units .......................................    11
   Net Investment Factor .............................................    11
   Transfers Among Investment Options ................................    11
   Maximum Number of Investment Options ..............................    11
   Telephone Transactions ............................................    12
   Special Transfer Services - Dollar Cost Averaging .................    12
   Asset Rebalancing Program .........................................    12
   Withdrawals .......................................................    13
   Special Withdrawal Services - the Income Plan .....................    13
   Loans .............................................................    14
   Death Benefit During Accumulation Period ..........................    15
PAY-OUT PERIOD PROVISIONS ............................................    17
   General ...........................................................    17
   Annuity Options ...................................................    17
   Determination of Amount of the First Variable
   Annuity Payment ...................................................    18
   Annuity Units and the Determination of
     Subsequent Variable Annuity Payments ............................    18
   Transfers During Pay-out period ...................................    19
   Death Benefit During Pay-out Period ...............................    19
OTHER CONTRACT PROVISIONS ............................................    19
   Ten Day Right to Review ...........................................    19
   Ownership .........................................................    19
   Annuitant .........................................................    20
   Beneficiary .......................................................    20
   Modification ......................................................    20
   Our Approval                                                           20
   Misstatement and Proof of Age, Sex or Survival ....................    20
FIXED ACCOUNT INVESTMENT OPTIONS .....................................    20
CHARGES AND DEDUCTIONS ...............................................    22
   Withdrawal Charges ................................................    22
   Reduction or Elimination of Withdrawal Charges ....................    23
   Administration Fees ...............................................    24
   Distribution Fee ..................................................    24
   Mortality and Expense Risk Charge .................................    24
   Taxes .............................................................    24
FEDERAL TAX MATTERS ..................................................    25
INTRODUCTION .........................................................    25
OUR TAX STATUS .......................................................    25
TAXATION OF ANNUITIES IN GENERAL .....................................    26
   Tax Deferral During Accumulation Period ...........................    26
   Taxation of Partial and Full Withdrawals ..........................    27
   Taxation of Annuity Benefit Payments ..............................    28
   Taxation of Death Benefit Proceeds ................................    28
   Penalty Tax on Premature Distributions ............................    28
   Aggregation of Contracts ..........................................    29
QUALIFIED RETIREMENT PLANS ...........................................    29
   Direct Rollovers ..................................................    30
FEDERAL INCOME TAX WITHHOLDING .......................................    30
GENERAL MATTERS ......................................................    31
   Performance Data ..................................................    31
   Asset Allocation and Timing Services ..............................    31
   Restrictions under the Texas Optional
     Retirement Program ..............................................    31
   Distribution of Contracts .........................................    31
   Contract Owner Inquiries ..........................................    32
   Confirmation Statements ...........................................    32
   Legal Proceedings .................................................    32
   Year 2000 Issues ..................................................    32
APPENDIX A:  SPECIAL TERMS ...........................................   A-1
APPENDIX B:
   TABLE OF ACCUMULATION UNIT VALUES
      RELATING TO THE CONTRACT .......................................   B-1
   TABLE OF ACCUMULATION UNIT VALUES
      RELATING TO PRIOR CONTRACTS ....................................   B-4
APPENDIX C: EXAMPLES OF CALCULATION OF
   WITHDRAWAL CHARGE .................................................   C-1
APPENDIX D: STATE PREMIUM TAXES ......................................   D-1
APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY AGE
APPENDIX F: PRIOR CONTRACTS (VV CONTRACTS) ...........................   F-1
APPENDIX G: QUALIFIED PLAN TYPES .....................................   G-1

                                   SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, thirty-five Variable Account investment options and two fixed account investment options are available under the contract. Each of the thirty-five Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

LOANS. If your contract is issued in connection with a Section 403(b) qualified plan that is not subject to Title I of ERISA, you may borrow money from us, using your contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract own who dies. If there are any UNPAID LOANS (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See APPENDIX F for information on death benefit provisions applicable to certain contracts no longer being issued and contracts issued in the States of Washington and Maryland.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "MATURITY DATE" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus your prior withdrawals. A penalty tax may apply to withdrawals prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are
more completely described in this Prospectus beginning at page    . The items
listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (withdrawal charge as percentage of purchase payments) None*

      NUMBER OF COMPLETE YEARS
      PURCHASE PAYMENT IN CONTRACT              WITHDRAWAL CHARGE PERCENTAGE

                 0                                   3%
                 1                                   3%
                 2                                   3%
                 3+                                  0%


* For contracts issued prior to November 1, 1996, a withdrawal charge is imposed on withdrawals from contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees................................ 1.25%
Administration fee .............................................0.25%
Distribution fee................................................0.15%

Total Separate Account Annual Expenses..........................1.65%

TRUST ANNUAL EXPENSES [TO BE UPDATED]
(as a percentage of Trust average net assets)


                                            OTHER EXPENSES
                              MANAGEMENT   (AFTER EXPENSE        TOTAL TRUST
TRUST PORTFOLIO                  FEES       REIMBURSEMENT)     ANNUAL EXPENSES
-------------------------------------------------------------------------------
Pacific Rim Emerging Markets       0.850%         0.570%         1.420%
Science & Technology....           1.100%         0.160%         1.260%
International Small Cap.           1.100%         0.210%         1.310%
Emerging Small Company..           1.050%         0.060%         1.110%
Pilgrim Baxter Growth...           1.050%         0.130%         1.180%
Small/Mid Cap...........           1.000%         0.050%         1.050%
International Stock.....           1.050%         0.330%         1.380%
Worldwide Growth........           1.000%         0.320%         1.320%
Global Equity...........           0.900%         0.110%         1.010%
Small Company Value.....           1.050%         0.100%         1.150%
Equity..................           0.750%         0.050%         0.800%
Growth..................           0.850%         0.100%         0.950%
Quantitative Equity.....           0.700%         0.070%         0.770%
Blue Chip Growth........           0.925%         0.050%         0.975%
Real Estate Securities..           0.700%         0.070%         0.770%
Value...................           0.800%         0.160%         0.960%
International Growth and
Income                             0.950%         0.170%         1.120%
Growth and Income.......           0.750%         0.040%         0.790%
Equity-Income...........           0.800%         0.050%         0.850%
Balanced................           0.800%         0.080%         0.880%
Aggressive Asset Allocation        0.750%         0.150%         0.900%
High Yield..............           0.775%         0.110%         0.885%
Moderate Asset Allocation          0.750%         0.100%         0.850%
Conservative Asset
Allocation                         0.750%         0.140%         0.890%
Strategic Bond..........           0.775%         0.100%         0.875%
Global Government Bond..           0.800%         0.130%         0.930%
Capital Growth Bond.....           0.650%         0.080%         0.730%
Investment Quality Bond.           0.650%         0.090%         0.740%
U.S. Government Securities         0.650%         0.070%         0.720%
Money Market............           0.500%         0.040%         0.540%
Lifestyle Aggressive 1000#             0%         1.116%*        1.116%
Lifestyle Growth 820#...               0%         1.048%*        1.048%
Lifestyle Balanced 640#.               0%         0.944%*        0.944%
Lifestyle Moderate 460#.               0%         0.850%*        0.850%
Lifestyle Conservative 280#            0%         0.708%*        0.708%



* Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be .04% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:


                             MANAGEMENT          OTHER         TOTAL TRUST
TRUST PORTFOLIO                 FEES            EXPENSES     ANNUAL EXPENSES
----------------------------------------------------------------------------
Lifestyle Aggressive 1000        0%               1.156%            1.156%
Lifestyle Growth 820....         0%               1.088%            1.088%
Lifestyle Balanced 640..         0%               0.984%            0.984%
Lifestyle Moderate 460..         0%               0.890%            0.890%
Lifestyle Conservative 280       0%               0.748%            0.748%

# Each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, MSS is currently paying these expenses as described in footnote (*) above.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered your contract at the end of the applicable time period: (For contracts issued on or after November 1, 1996, no withdrawal charges will be imposed upon surrender, therefore, for such contracts please refer to the second table for expenses if you selected an annuity benefit payment option or did not surrender at the end of the applicable time period.) [DATA TO BE UPDATED]

TRUST PORTFOLIO                 1 YEAR      3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------
Pacific Rim Emerging Markets      $59        $124        $161        $338
Science & Technology....           57         119         153         323
International Small Cap.           58         120         156         328
Emerging Small Company..           56         115         146         309
Pilgrim Baxter Growth...           56         117         149         316
Small/Mid Cap...........           55         113         143         303
International Stock.....           58         122         159         335
Worldwide Growth........           58         121         156         329
Global Equity...........           55         112         141         299
Small Company Value.....           56         116
Equity..................           53         106         131         279
Growth..................           54         110         138         293
Quantitative Equity.....           52         105         129         276
Blue Chip Growth........           54         111         139         296
Real Estate Securities..           52         105         129         276
Value...................           54         110         139         294
Int'l Growth and Income.           56         115         146         310
Growth and Income.......           52         105         130         278
Equity-Income...........           53         107         133         284
Balanced................           53         108         135         287
Aggressive Asset Allocation        54         109         136         289
High Yield..............           53         108         135         287
Moderate Asset Allocation          53         107         133         284
Conservative Asset Allocation      53         108         135         288
Strategic Bond..........           53         108         134         286
Global Government Bond..           54         109         137         291
Capital Growth Bond.....           52         104         127         272
Investment Quality Bond.           52         104         128         273
U.S. Government Securities         52         103         127         271
Money Market............           50          98         117         252
Lifestyle Aggressive 1000          56         115         146         310
Lifestyle Growth 820....           55         113         143         303
Lifestyle Balanced 640..           54         110         138         293
Lifestyle Moderate 460..           53         107         133         284
Lifestyle Conservative 280         52         103         126         269

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:

TRUST PORTFOLIO                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
Pacific Rim Emerging Markets       $31         $95        $161        $338
Science & Technology....            29          90         153         323
International Small Cap.            30          92         156         328
Emerging Small Company..            28          86         146         309
Pilgrim Baxter Growth...            29          88         149         316
Small/Mid Cap...........            27          84         143         303
International Stock.....            31          94         159         335
Worldwide Growth........            30          92         156         329
Global Equity...........            27          83         141         299
Small Company Value.....            28          87
Equity..................            25          76         131         279
Growth..................            26          81         138         293
Quantitative Equity.....            25          75         129         276
Blue Chip Growth........            27          82         139         296
Real Estate Securities..            25          75         129         276
Value...................            26          81         139         294
Int'l Growth and Income.            28          86         146         310
Growth and Income.......            25          76         130         278
Equity-Income...........            25          78         133         284
Balanced................            26          79         135         287
Aggressive Asset Allocation         26          79         136         289
High Yield..............            26          79         135         287
Moderate Asset Allocation           25          78         133         284
Conservative Asset Allocation       26          79         135         288
Strategic Bond..........            26          79         134         286
Global Government Bond..            26          80         137         291
Capital Growth Bond.....            24          74         127         272
Investment Quality Bond.            24          75         128         273
U.S. Government Securities          24          74         127         271
Money Market............            22          69         117         252
Lifestyle Aggressive 1000           28          86         146         310
Lifestyle Growth 820....            27          84         143         303
Lifestyle Balanced 640..            26          81         138         293
Lifestyle Moderate 460..            25          78         133         284
Lifestyle Conservative 280          24          74         126         269


      For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE  TRUST

WE ARE AN INDIRECT SUBSIDIARY OF MANULIFE.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

      We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. Our ultimate parent is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, we were a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

      On January 20, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

      The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

            A++ A.M. Best
            Superior in financial strength; 1st category of 15

            AAA Duff & Phelps
            Highest in claims paying ability; 1st category of 18

            AA+ Standard & Poor's
            Excellent in claims paying ability; 2nd category of 21

            Aa2 Moody's
            Excellent in financial strength; 3rd category of 21

These ratings, which are current as of _________________, 19__ and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT IS ONE OF OUR SEPARATE ACCOUNTS THAT INVESTS THE CONTRACT VALUES YOU ALLOCATE TO IT IN THE TRUST PORTFOLIO(S) YOU SELECT.

THE VARIABLE ACCOUNT

      We established the Variable Account on August 24,1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

      The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

      The Variable Account currently has thirty-five sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE TRUST IS A MUTUAL FUND IN WHICH THE VARIABLE ACCOUNT INVESTS THAT HAS 35 INVESTMENT PORTFOLIOS MANAGED BY 15 SUBADVISERS.

THE TRUST

      The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, Emerging Small Company Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). the successor to NASL Financial Services, Inc.

      The Trust currently has fifteen subadvisers who manage all of the portfolios:

SUBADVISER                                  TRUST PORTFOLIOS MANAGED
----------                                  ------------------------

Fidelity Management Trust Company           Equity Trust
                                            Conservative Asset Allocation Trust
                                            Moderate Asset Allocation Trust
                                            Aggressive Asset Allocation Trust


Founders Asset Management LLC               Growth Trust
                                            Worldwide Growth Trust
                                            Balanced Trust
                                            International Small Cap Trust

Fred Alger Management, Inc.                 Small/Mid Cap Trust

J.P. Morgan Investment Management Inc.      International Growth and Income

Oechsle International Advisors, LLC         Global Government Bond Trust

Manufacturers Adviser Corporation           Pacific Rim Emerging Markets Trust
                                            Quantitative Equity Trust
                                            Real Estate Securities Trust
                                            Capital Growth Bond Trust
                                            Money Market Trust
                                            Lifestyle Aggressive 1000 Trust*
                                            Lifestyle  Growth 820 Trust*
                                            Lifestyle Growth 640 Trust*
                                            Lifestyle  Moderate 460 Trust*
                                            Lifestyle Conservative 280 Trust*

Miller Anderson & Sherrerd, LLP             Value Trust
                                            High Yield Trust

Morgan Stanley Asset Management Inc.        Global Equity Trust

Pilgrim Baxter & Associates, Ltd.           Pilgrim Baxter Growth Trust

Rosenberg Institutional Equity Management   Small Company Value Trust

Rowe Price-Fleming International, Inc.      International Stock Trust

Salomon Brothers Asset Management Inc       U.S. Government Securities Trust
                                            Strategic Bond Trust

T. Rowe Price Associates, Inc.              Science & Technology Trust
                                            Blue Chip Growth Trust
                                            Equity-Income Trust

Wellington Management Company LLP           Growth and Income Trust
                                            Investment Quality Bond Trust

Warburg Pincus Asset Management, Inc.       Emerging Small Company Trust

*Each Lifestyle Trust invests in other Trusts. The Lifestyle Trusts vary in the portion of their assets that are invested in Trusts that invest primarily in fixed income securities and those that invest in equity securities.

      If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

YOU INSTRUCT US HOW TO VOTE TRUST SHARES.

      We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

      During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof.

      A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus.

                         DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

INITIAL PURCHASE PAYMENTS USUALLY MUST BE AT LEAST $25,000, SUBSEQUENT ONES AT LEAST $1,000, AND TOTAL PAYMENTS NO MORE THAN $1 MILLION (WITHOUT OUR APPROVAL).

PURCHASE PAYMENTS

      Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

      If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:


    - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

    - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

      You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

THE VALUE OF AN INVESTMENT ACCOUNT IS MEASURED IN "ACCUMULATION UNITS," WHICH VARY IN VALUE WITH THE PERFORMANCE OF THE UNDERLYING TRUST PORTFOLIO.

ACCUMULATION UNITS

      During the accumulation period, we will establish an "INVESTMENT account" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

      Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

      The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined.

NET INVESTMENT FACTOR

      The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

    - Where (a) is:

             - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

             - the per share amount of any dividend or capital gain
               distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

       - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

       - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

CASH VALUES MAY BE TRANSFERRED AMONG INVESTMENT OPTIONS.

TRANSFERS AMONG INVESTMENT OPTIONS

      During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

NO MORE THAN 17 INVESTMENT OPTIONS.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

      You currently are limited to a maximum of seventeen investment options (including the one year fixed account investment option) during the accumulation period. In calculating this limit, investment options to which you have allocated purchase payments at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to the investment option.

TELEPHONE TRANSFERS AND WITHDRAWALS ARE PERMITTED.

TELEPHONE TRANSACTIONS

      You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

DOLLAR COST AVERAGING AND ASSET REBALANCING PROGRAMS ARE AVAILABLE.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

      We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

      We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset

Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

      For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

       - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

       - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

       - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

YOU MAY WITHDRAW ALL OR A PORTION OF YOUR CASH VALUE, BUT MAY INCUR TAX LIABILITY AS A RESULT.

WITHDRAWALS

      During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

      When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

      There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

      The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

       - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

       - trading on the New York Stock Exchange is restricted,

       - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

       - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

      Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances.

SYSTEMATIC "INCOME PLAN" WITHDRAWALS ARE AVAILABLE.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

      We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

SOME QUALIFIED CONTRACTS HAVE A LOAN FEATURE.

LOANS

      We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "loan rules"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

      The maximum loan value of a contract is normally 80% of the contract value, although loan rules based on tax laws may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

      When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the amount by which unpaid loans exceed the balance in the loan account.

      We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

      The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.

IF YOU DIE DURING THE ACCUMULATION PERIOD, YOUR BENEFICIARY WILL RECEIVE A DEATH BENEFIT THAT MIGHT EXCEED YOUR CONTRACT VALUE.

DEATH BENEFIT DURING ACCUMULATION PERIOD

      IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "non-qualified contracts." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS"). See APPENDIX F for information on different death benefit provisions applicable to certain prior contracts and to contracts sold in Washington and Maryland.

      AMOUNT OF DEATH BENEFIT. If any contract owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

    - the contract value or

    - the excess of (i) over (ii), where

          - (i) equals the sum of all purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract, subject to a maximum accumulation of two times each purchase payment, and

          - (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs, subject to a maximum accumulation of two times each amount deducted.

      If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

    - the contract value or

    - the excess of the sum of all purchase payments over the sum of:

          - any amounts deducted in connection with partial withdrawals (including amounts deducted in connection with partial withdrawals other than annual administration fees and amounts applied under an annuity option under the contract) and

          - any amounts applied under an annuity benefit option.

      If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits.

      The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

    - a certified copy of a death certificate;

    - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

    - any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

      PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

      The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:


    - The beneficiary will become the contract owner.

       - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

       - No additional purchase payments may be made.

       - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

       - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

       - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

      If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

      A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

      Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

YOU HAVE A CHOICE OF SEVERAL DIFFERENT WAYS OF RECEIVING ANNUITY BENEFIT PAYMENTS FROM US.

GENERAL

      You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

      Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. (See APPENDIX E for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

      You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

      Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option variable annuity payments in proportion to the Investment Account Value of each investment option at the maturity date, with payments to be made for a period certain of 10 years and continuing thereafter during the lifetime of the annuitant.

Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

      The following annuity options are guaranteed in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

      In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

      The first variable annuity payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract. (The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity.) The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected (except for contracts issued in connection with certain employer-sponsored retirement plans where sex-based tables may not be used). Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. See APPENDIX F for information on assumed interest rates applicable to certain contracts no longer being issued and contracts issued in the states of Washington and Maryland.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

      Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units remains constant throughout the pay-out period (assuming no transfer is made).

      The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

      A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. If the actual net investment performance:

- is exactly 3% annually, annuity payments will be level;

- exceeds 3% annually, annuity payments will increase; or

- is less than 3% annually, annuity payments will decrease.

SOME TRANSFERS ARE PERMITTED DURING THE PAY-OUT PERIOD, BUT SUBJECT TO A FEW MORE LIMITATIONS THAN DURING THE ACCUMULATION PERIOD.

TRANSFERS DURING THE PAY-OUT PERIOD

      Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

SOME ANNUITY OPTIONS HAVE A DEATH BENEFIT FEATURE.

DEATH BENEFIT DURING THE PAY-OUT PERIOD

      If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

YOU HAVE A TEN-DAY RIGHT TO CANCEL YOUR CONTRACT.

TEN DAY RIGHT TO REVIEW

      You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

      No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

YOU, THE "CONTRACT OWNER," ARE ENTITLED TO EXERCISE ALL RIGHTS UNDER YOUR CONTRACT.

OWNERSHIP

      The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

      In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

      Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

      In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

THE "ANNUITANT" IS EITHER YOU OR SOMEONE YOU DESIGNATE.

ANNUITANT

      The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the contract specifications page or in the application, unless changed.

      On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

THE "BENEFICIARY" IS THE PERSON YOU DESIGNATE TO RECEIVE THE DEATH BENEFIT IF YOU DIE.

BENEFICIARY

      The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

      We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

      We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

      We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

THE FIXED ACCOUNT INVESTMENT OPTIONS ARE NOT SECURITIES.

      SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

      GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, Manulife, our ultimate parent, unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

    - the liability to pay contractual claims under the contracts is assumed by another insurer, or

    - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

      REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this Prospectus. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed accounts and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed accounts. Peoples' contractual liability runs solely to us, and no contract owner will have any right of action against Peoples.

FIXED ACCOUNT INVESTMENT OPTIONS GUARANTEE INTEREST OF AT LEAST 3%

      INVESTMENT OPTIONS. A one-year fixed account investment option is available under the contract. In addition, in states where approved by the state insurance department, a DCA fixed investment account may be established under the DCA program to make automatic transfers to one or more variable investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

      INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

      RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

WITHDRAWALS AND SOME TRANSFERS FROM FIXED ACCOUNT INVESTMENT OPTIONS ARE PERMITTED DURING THE ACCUMULATION PERIOD.

      TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

      WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

       - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

       - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

      If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

      Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS" below).

      LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" above.

      FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

      CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

      Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

SOME OLD CONTRACTS HAVE WITHDRAWAL CHARGES - NEW ONES DO NOT.

WITHDRAWAL CHARGES

      If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. No withdrawal charge will be imposed on withdrawals from contracts issued on or after November 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

      Each withdrawal from the contract is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." The free withdrawal amount for any contract year is the greater of:

          - the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (i.e., the accumulated earnings on the contract), or
          - the excess of (i) over (ii), where
          - (i) is 10% of total purchase payments and
          - (ii) is the sum of all prior partial withdrawals in that contract year.

      Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

      If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

      Each purchase payment or portion thereof liquidated in connection with a withdrawal request that has been in the contract for less than three years is subject to a withdrawal charge of 3%.

      The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

      There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

      The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

      For examples of calculation of the withdrawal charge, see APPENDIX C.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

      The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

- The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

- Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

      If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person.

      WITHDRAWAL CHARGE WAIVER IN CONNECTION WITH CLINTON'S ADMINISTRATION'S FISCAL YEAR 1999 BUDGET PROPOSAL. The Clinton administration's Fiscal Year 1999 Budget proposal dated February 2, 1998 (the "1999 Budget Proposal") contains proposals to change the taxation of non-qualified annuity contracts (see "FEDERAL TAX MATTERS-Introduction"). While it is uncertain whether the 1999 Budget Proposal will become law, if the 1999 Budget Proposal is enacted substantially as proposed, withdrawal charges will be waived on purchase payments made on or after February 2, 1998, provided such amounts are withdrawn within 60 days of the date that the 1999 Budget Proposal becomes law. We reserve the right to terminate this withdrawal charge waiver at any time. If the waiver is terminated, purchase payments made from February 2, 1998 to the termination date of the waiver will not be subject to withdrawal charge as provided above. This waiver does not affect your right to cancel your contract within the ten day right to review period. Withdrawals may be subject to income tax to the extent of earnings under the contract and, if made prior to age 59-1/2, generally will be subject to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS - Taxation of Partial and Full Withdrawals").

WE DEDUCT ASSET-BASED CHARGES TOTALING 1.65% ON AN ANNUAL BASIS FOR ADMINISTRATION, DISTRIBUTION AND MORTALITY AND EXPENSE RISKS.

ADMINISTRATION FEES

      A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

      If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

      A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISK CHARGE

      The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

      To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

WE WILL CHARGE YOU FOR STATE PREMIUM TAXES TO THE EXTENT WE INCUR THEM AND RESERVE THE RIGHT TO CHARGE YOU FOR NEW TAXES WE MAY INCUR.

TAXES

      We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

    - establishment or maintenance of the Variable Account,

    - receipt of purchase payments,

    - issuance of the contacts, or

    - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

      Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority (see APPENDIX D).

                             FEDERAL TAX MATTERS

INTRODUCTION

      The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

      The 1999 Budget Proposal dated February 2, 1998 contains proposals to change the taxation of non-qualified annuity contracts. The 1999 Budget Proposal proposes to tax exchanges of variable contracts for fixed contracts, exchanges of fixed contracts for variable contracts, exchanges of variable contracts for variable contracts and reallocation within variable contracts. Currently, owners of annuity contracts may exchange their contracts for another annuity without currently incurring tax, and reallocations among investment options are not treated as a taxable exchange. In addition, the 1999 Budget Proposal proposes that the contract owner's basis in annuity contracts be reduced annually by 1.25% of the cash value for purposes of determining the taxable gain on surrenders, withdrawals, and all annuity payments except those made for life at the rates guaranteed in the contract. Currently, basis in annuity contracts is not reduced by this amount. The 1999 Budget Proposal states that it generally would apply only to contracts issued after the date of first congressional committee action, but that the new exchange and reallocation rules would also apply to any existing contract that was materially changed. While it is uncertain whether the Budget Proposal will become law, if the 1999 Budget Proposal is enacted substantially as proposed, withdrawal charges will be waived (see "CHARGES AND DEDUCTIONS - Reduction or Elimination of Withdrawal Charge").

      This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

      We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will incur any federal income tax liability attributable to income and gains of the Variable Account, but if we do, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

GAINS INSIDE THE CONTRACT ARE USUALLY TAX-DEFERRED UNTIL YOU MAKE A WITHDRAWAL, START RECEIVING ANNUITY BENEFIT PAYMENTS, OR RECEIVE A DEATH BENEFIT PAYMENT.

TAX DEFERRAL DURING ACCUMULATION PERIOD

      Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, however including:

    - the contract must be owned by an individual (or treated as owned by an individual),

    - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

       - we, rather than the contract owner, must be considered the owner of the assets of our Variable Account for federal tax purposes, and

       - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not commence at too advanced an age.

      NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

      Exceptions to the general rule for non-natural contract owners also will apply with respect to:

    - contracts acquired by an estate of a decedent by reason of the death of the decedent,
    - certain qualified contracts,
    - certain contracts purchased by employers upon the termination of certain qualified plans,
    - certain contracts used in connection with structured settlement agreements, and
    - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

      LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt is used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

      DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

      Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

      OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

      DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

      The remainder of this discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

      In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

      Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

      The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for federal income tax purposes as a partial withdrawal from the contract.

      There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

      Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a)is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b)is the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

      Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

      Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

       - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or
       - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

       - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

       - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

WITHDRAWALS PRIOR TO AGE 59-1/2 MAY INCUR A 10% PENALTY TAX.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

      There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

       - received on or after the contract owner reaches age 59-1/2;

       - attributable to the contract owner becoming disabled (as defined in the tax law);

       - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

       - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

       - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

       - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

      In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

SPECIAL TAX PROVISIONS APPLY TO QUALIFIED PLANS. CONSULT YOUR TAX ADVISOR AND PLAN FIDUCIARY PRIOR TO TAKING A LOAN.

QUALIFIED RETIREMENT PLANS

      The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in APPENDIX G to this Prospectus.

      The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

      In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs, distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

      There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

       - received on or after the contract owner reaches age 59-1/2,

       - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

       - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to quality for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

      When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

      If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

      Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

WE MAY BE REQUIRED TO WITHHOLD AMOUNTS FROM SOME PAYMENTS FOR FEDERAL INCOME TAX PAYMENTS.

FEDERAL INCOME TAX WITHHOLDING

      We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                               GENERAL MATTERS

WE MAY ADVERTISE OUR INVESTMENT PERFORMANCE.

PERFORMANCE DATA

      Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

      Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

      We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

       Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

    - termination of employment in the Texas public institutions of higher education,

    - retirement,

    - death, or

    - the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

WE PAY BROKERS TO SELL THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

      MSS is a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD") and is located at 73 Tremont Street, Boston, Massachusetts 02108. MSS has entered into a non-exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan"). Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Wood Logan is a wholly owned subsidiary of a holding company that is 62.5% owned by The Manufacturers Life Insurance Company (U.S.A.), 22.5% owned by MRL Holding, LLC and approximately 15% owned by the principals of Wood Logan. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Wood Logan will prepare sales and promotional materials for our approval. MSS will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 1.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. MSS may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, MSS will provide reimbursement of certain sales and marketing expenses. MSS will pay the promotional agent for providing marketing support for the distribution of the contracts.

CONTRACT OWNER INQUIRIES

      Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

      You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

      There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

      Like other business organizations and individuals, we would be adversely affected if our computer systems and those of our service providers do not properly process and calculate date-related information and data from and after January 1, 2000. We are completing an assessment of the Year 2000 impact on our systems and business processes. We believe that we will complete our Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes.

      The date on which we believe we will complete our Year 2000 project is based on our best estimates, based on numerous assumptions of future events. However, there can be no guarantee that our estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.

                                   APPENDIX A

                                SPECIAL TERMS

      The following terms as used in this Prospectus have the indicated meanings:

      ACCUMULATION PERIOD - The accumulation period is the period during which you make purchase payments to us.

      ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

      ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

      ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

      BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

      BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

      THE CODE  - The Internal Revenue Code of 1986, as amended.

      CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

      CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

      FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

      GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

      INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the pay-in period.

      LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

      MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

      NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

      OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

      PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

      PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

      QUALIFIED CONTRACTS - Contracts issued under qualified plans.

      QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 408A, or 457 of the Code.

      SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

      UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

      VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                        TABLE OF ACCUMULATION UNIT VALUES
                            RELATING TO THE CONTRACT

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR*              END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                       $12.500000                 $8.160547                   92,489.680
1998                                         8.160547
----------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                       $12.500000                $13.613317                  355,255.526
1998                                        13.613317
----------------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                       $12.500000                $13.465203                  224,018.261
1997                                        13.465203                 13.348864                  193,834.190
1998                                        13.348864
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                       $12.500000                $14.537900                  161,450.115
1998                                        14.537900
----------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth
1997                                       $12.500000                $12.296448                  270,398.951
1998                                        12.296448
----------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
1996                                       $12.500000                $13.188627                  587,704.824
1997                                        13.188627                 14.952186                  550,309.278
1998                                        14.952186
----------------------------------------------------------------------------------------------------------------------
International Stock
1997                                       $12.500000                $12.620816                  240,538.835
1998                                        12.620816
----------------------------------------------------------------------------------------------------------------------
Worldwide Growth
1997                                       $12.500000                $13.931008                  163,891.807
1998                                        13.931008
----------------------------------------------------------------------------------------------------------------------
Global Equity
1994                                       $13.117996                $12.153179                   49,050.593
1995                                        12.153179                 12.872711                  361,285.266
1996                                        12.872711                 14.257610                  622,699.384
1997                                        14.257610                 16.941296                  452,078.125
1998                                        16.941296
----------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                       $12.500000                $11.890948                  121,356.238
1998                                        11.890948
----------------------------------------------------------------------------------------------------------------------
Equity
1994                                       $10.675585                $10.965867                   36,324.491
1995                                        10.965867                 15.402974                  663,652.478
1996                                        15.402974                 18.199588                1,024,727.992
1997                                        18.199588                 21.347335                  710,225.513
1998                                        21.347335
----------------------------------------------------------------------------------------------------------------------
Growth
1996                                       $12.500000                $13.711434                  136,813.299
1997                                        13.711434                 16.906185                  432,054.497
1998                                        16.906185
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                       $12.500000                $16.067235                  192,717.960
1998                                        16.067235
----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR*              END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1994                                        $ 9.145044               $ 9.280989                    18,796.455
1995                                          9.280989                11.551552                   274,368.201
1996                                         11.551552                14.303631                   673,370.337
1997                                         14.303631                17.859518                 1,129,154.033
1998                                         17.859518
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                        $12.500000               $14.912035                   194,806.572
1998                                         14.912035
----------------------------------------------------------------------------------------------------------------------
Value
1997                                        $12.500000               $15.019763                   532,115.531
1998                                         15.019763
----------------------------------------------------------------------------------------------------------------------
International Growth & Income
1995                                        $10.000000               $10.528678                   178,852.062
1996                                         10.528678                11.660474                   351,591.394
1997                                         11.660474                11.460078                   374,473.198
1998                                         11.460078
----------------------------------------------------------------------------------------------------------------------
Growth and Income
1994                                        $10.576574               $10.436393                    24,644.881
1995                                         10.436393                13.263871                   448,739.926
1996                                         13.263871                16.024067                 1,043,469.657
1997                                         16.024067                20.936844                 1,453,214.116
1998                                         20.936844
----------------------------------------------------------------------------------------------------------------------
Equity-Income
1994                                        $10.844086               $10.578121                    31,102.019
1995                                         10.578121                12.870851                   375,815.524
1996                                         12.870851                15.172018                   833,362.583
1997                                         15.172018                19.357272                   973,290.243
1998                                         19.357272
----------------------------------------------------------------------------------------------------------------------
Balanced
1997                                        $12.500000               $14.573591                   209,560.113
1998                                         14.573591
----------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation
1994                                        $10.444531               $10.303433                     7,523.248
1995                                         10.303433                12.443644                    67,382.620
1996                                         12.443644                13.829135                   119,961.606
1997                                         13.829135                16.200363                    57,970.102
1998                                         16.200363
----------------------------------------------------------------------------------------------------------------------
High Yield
1997                                        $12.500000               $13.856003                   531,676.796
1998                                         13.856003
----------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation
1994                                        $10.269505               $10.156264                    19,952.394
1995                                         10.156264                12.056663                   205,665.149
1996                                         12.056663                13.039212                   340,400.940
1997                                         13.039212                14.861563                   176,904.939
1998                                         14.861563
----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR*              END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation
1994                                        $10.124972               $10.050011                     2,989.757
1995                                         10.050011                11.672867                   123,692.494
1996                                         11.672867                12.287873                   193,254.830
1997                                         12.287873                13.469181                    98,739.766
1998                                         13.469181
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
1994                                        $10.132498               $ 9.897404                     9,621.542
1995                                           9.897404               11.607403                   146,877.133
1996                                         11.607403                13.093621                   470,296.507
1997                                         13.093621                14.293477                   681,451.817
1998                                         14.293477
----------------------------------------------------------------------------------------------------------------------
Global Government Bond
1994                                        $10.345362               $10.262238                     6,324.370
1995                                         10.262238                12.434811                   108,887.995
1996                                         12.434811                13.821405                   236,432.653
1997                                         13.821405                13.995892                   542,434.525
1998                                         13.995892
----------------------------------------------------------------------------------------------------------------------
Capital Growth Bond
1997                                        $12.500000               $13.442339                    53,588.322
1998                                         13.442339
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1994                                        $ 9.785855               $ 9.713969                     5,980.272
1995                                          9.713969                11.417606                   143,843.254
1996                                        11.417606                 11.519237                   359,256.707
1997                                        11.519237                 12.435620                   262,883.942
1998                                        12.435620
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1994                                        $10.033365               $ 9.968713                    17,964.448
1995                                           9.968713               11.333420                   218,996.714
1996                                         11.333420                11.522857                   283,607.608
1997                                         11.522857                12.294922                   291,264.608
1998                                         12.294922
----------------------------------------------------------------------------------------------------------------------
Money Market
1994                                        $10.172129               $10.290731                    46,595.747
1995                                         10.290731                10.692803                   282,116.623
1996                                         10.692803                11.048244                   516,160.781
1997                                         11.048244                11.427217                 1,222,689.467
1998                                         11.427217
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                        $12.500000               $13.635694                   206,171.846
1998                                         13.635694
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                        $12.500000               $13.998474                   223,792.942
1998                                         13.998474
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                        $12.500000               $14.031517                 1,456,423.208
1998                                         14.031517
----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                        $12.500000               $13.981923                   486,907.289
1998                                         13.981923
----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR*              END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                        $12.500000               $13.790807                  202,270.252
1998                                         13.790807
----------------------------------------------------------------------------------------------------------------------

* Units under this series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of International Growth and Income where units were first credited on January 9, 1995; Small/Mid Cap and International Small Cap where units were first credited on March 4, 1996, Growth where units were first credited on July 15, 1996; Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield, Capital Growth Bond where units were first credited on January 1, 1997; Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 where units were first credited on January 7, 1997 and Small Company Value where units were first credited on October 1, 1997.

                        TABLE OF ACCUMULATION UNIT VALUES
                           RELATING TO PRIOR CONTRACTS
                                (SEE APPENDIX F)


SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR*              END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                        $12.500000               $ 8.160547                    34,627.016
1998                                          8.160547
----------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                        $12.500000               $13.613317                   135,733.204
1998                                         13.613317
----------------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                        $12.500000               $13.465203                   233,342.969
1997                                         13.465203                13.348864                   450,429.209
1998                                         13.348864
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1997                                        $12.500000               $14.537900                   102,965.388
1998                                         14.537900
----------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth
1997                                        $12.500000               $12.296448                    90,240.319
1998                                         12.296448
----------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
1996                                        $12.500000               $13.188627                   283,880.941
1997                                         13.188627                14.952186                   958,265.084
1998                                         14.952186
----------------------------------------------------------------------------------------------------------------------
International Stock
1997                                        $12.500000               $12.620816                   152,757.810
1998                                         12.620816
----------------------------------------------------------------------------------------------------------------------
Worldwide Growth
1997                                        $12.500000               $13.931008                    58,673.211
1998                                         13.931008
----------------------------------------------------------------------------------------------------------------------
Global Equity
1994                                        $13.117996               $12.153179                    49,050.593
1995                                         12.153179                12.872711                   361,285.266
1996                                         12.872711                14.257610                 2,854,082.412
1997                                         14.257610                16.941296                 3,095,669.746
1998                                         16.941296
----------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                        $12.500000               $11.890948                    64,896.994
1998                                         11.890948
----------------------------------------------------------------------------------------------------------------------
Equity
1994                                        $10.675585               $10.965867                    36,324.491
1995                                         10.965867                15.402974                   663,652.478
1996                                         15.402974                18.199588                 2,871,862.671
1997                                         18.199588                21.347335                 3,250,746.116
1998                                         21.347335
----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR*              END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Growth
1996                                        $12.500000               $13.711434                    59,459.482
1997                                         13.711434                16.906185                   241,081.231
1998                                         16.906185
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                        $12.500000               $16.067235                    37,093.601
1998                                         16.067235
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1994                                        $ 9.145044               $ 9.280989                    18,796.455
1995                                           9.280989               11.551552                   274,368.201
1996                                         11.551552                14.303631                 1,496,909.237
1997                                         14.303631                17.859518                 2,019,046.153
1998                                         17.859518
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                        $12.500000               $14.912035                   136,253.215
1998                                         14.912035
----------------------------------------------------------------------------------------------------------------------
Value
1997                                        $12.500000               $15.019763                   189,688.364
1998                                         15.019763
----------------------------------------------------------------------------------------------------------------------
International Growth & Income
1995                                        $10.000000               $10.528678                   178,852.062
1996                                         10.528678                11.660474                   687,006.606
1997                                         11.660474                11.460078                   955,856.892
1998                                         11.460078
----------------------------------------------------------------------------------------------------------------------
Growth and Income
1994                                        $10.576574               $10.436393                    24,644.881
1995                                         10.436393                13.263871                   448,739.926
1996                                         13.263871                16.024067                 2,888,470.321
1997                                         16.024067                20.936844                 3,683,351.338
1998                                         20.936844
----------------------------------------------------------------------------------------------------------------------
Equity-Income
1994                                        $10.844086               $10.578121                    31,102.019
1995                                         10.578121                12.870851                   375,815.524
1996                                         12.870851                15.172018                 2,075,876.729
1997                                         15.172018                19.357272                 2,755,727.059
1998                                         19.357272
----------------------------------------------------------------------------------------------------------------------
Balanced
1997                                        $12.500000               $14.573591                    43,507.584
1998                                         14.573591
----------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation
1994                                        $10.444531               $10.303433                     7,523.248
1995                                         10.303433                12.443644                    67,382.620
1996                                         12.443644                13.829135                   407,378.669
1997                                         13.829135                16.200363                   420,740.164
1998                                         16.200363
----------------------------------------------------------------------------------------------------------------------
High Yield
1997                                        $12.500000               $13.856003                   159,593.993
1998                                         13.856003
----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR*              END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation
1994                                        $10.269505               $10.156264                    19,952.394
1995                                         10.156264                12.056663                   205,665.149
1996                                         12.056663                13.039212                 1,358,995.894
1997                                         13.039212                14.861563                 1,405,589.059
1998                                         14.861563
----------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation
1994                                        $10.124972               $10.050011                     2,989.757
1995                                         10.050011                11.672867                   123,692.494
1996                                         11.672867                12.287873                   661,002.839
1997                                         12.287873                13.469181                   759,271.964
1998                                         13.469181
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
1994                                        $10.132498               $ 9.897404                     9,621.542
1995                                           9.897404               11.607403                   146,877.133
1996                                         11.607403                13.093621                   687,006.604
1997                                         13.093621                14.293477                 1,309,575.793
1998                                         14.293477
----------------------------------------------------------------------------------------------------------------------
Global Government Bond
1994                                        $10.345362               $10.262238                     6,324.370
1995                                         10.262238                12.434811                   108,887.995
1996                                         12.434811                13.821405                 1,152,443.822
1997                                         13.821405                13.995892                 1,043,390.432
1998                                         13.995892
----------------------------------------------------------------------------------------------------------------------
Capital Growth Bond
1997                                        $12.500000               $13.442339                     2,797.110
1998                                         13.442339
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1994                                        $ 9.785855               $ 9.713969                     5,980.272
1995                                          9.713969                11.417606                   143,843.254
1996                                         11.417606                11.519237                   727,979.095
1997                                         11.519237                12.435620                   880,259.981
1998                                         12.435620
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1994                                        $10.033365               $ 9.968713                    17,964.448
1995                                          9.968713                11.333420                   218,996.714
1996                                         11.333420                11.522857                   909,658.556
1997                                         11.522857                12.294922                   963,718.317
1998                                         12.294922
----------------------------------------------------------------------------------------------------------------------
Money Market
1994                                        $10.172129               $10.290731                    46,595.747
1995                                         10.290731                10.692803                   282,116.623
1996                                         10.692803                11.048244                 1,414,861.094
1997                                         11.048244                11.427217                 1,688,484.012
1998                                         11.427217
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1997                                        $12.500000               $13.635694                    16,912.665
1998                                         13.635694
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1997                                        $12.500000               $13.998474                   296,965.327
1998                                         13.998474
----------------------------------------------------------------------------------------------------------------------

SUB-ACCOUNT                               UNIT VALUE AT             UNIT VALUE AT          NUMBER OF UNITS AT END OF
                                         START OF YEAR*              END OF YEAR                     YEAR
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1997                                        $12.500000               $14.031517                   217,585.010
1998                                         14.031517
----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1997                                        $12.500000               $13.981923                   143,237.634
1998                                         13.981923
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1997                                        $12.500000               $13.790807                    17,023.204
1998                                         13.790807
----------------------------------------------------------------------------------------------------------------------


*Units under this series of contracts were first credited under the sub-accounts on April 1, 1993, except in the case of International Growth and Income where units were first credited on January 9, 1995; Small/Mid Cap and International Small Cap where units were first credited on March 4, 1996, Growth where units were first credited on July 15, 1996; Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield, Capital Growth Bond where units were first credited on January 1, 1997, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 where units were first credited on January 7, 1997 and Small Company Value where units were first credited on October 1, 1997.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                       HYPOTHETICAL              FREE              PURCHASE
    CONTRACT             CONTRACT             WITHDRAWAL           PAYMENTS                    WITHDRAWAL
      YEAR                 VALUE                AMOUNT            LIQUIDATED                     CHARGE
    ------------------------------------------------------------------------------------------------------------
                                                                                       PERCENT            AMOUNT
                                                                                       -------            ------
        1                 55,000                  5,000(a)           50,000              3%               1,500
        2                 50,500                  5,000(b)           45,500              3%               1,365
        3                 60,000                 10,000(c)           50,000              3%               1,500
        4                 70,000                 20,000(d)           50,000              0%                   0

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount).

(b) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).

(c) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 3 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

     HYPOTHETICAL       PARTIAL WITHDRAWAL         FREE             PURCHASE
       CONTRACT              REQUESTED          WITHDRAWAL          PAYMENTS                   WITHDRAWAL
         VALUE                                    AMOUNT           LIQUIDATED                    CHARGE
     ------------------------------------------------------------------------------------------------------------
                                                                                       PERCENT             AMOUNT
                                                                                       -------             ------
        65,000                 2,000              15,000(a)                 0             3%                   0
        49,000                 5,000               3,000(b)             2,000             3%                  60
        52,000                 7,000               4,000(c)             3,000             3%                  90
        44,000                 8,000                   0(d)             8,000             3%                 240

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000.
         Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.


* Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from contracts issued on or after November 1, 1996.

                                   APPENDIX D

                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                                                             TAX RATE
                                                                   QUALIFIED               NON-QUALIFIED
STATE                                                              CONTRACTS                 CONTRACTS
-----                                                              ---------                 ---------
CALIFORNIA...........................................                  .50%                     2.35%
DISTRICT OF COLUMBIA.................................                 2.25%                     2.25%
KENTUCKY.............................................                 2.00%                     2.00%
MAINE................................................                  .00%                     2.00%
NEVADA...............................................                  .00%                     3.50%
PUERTO RICO..........................................                 1.00%                     1.00%
SOUTH DAKOTA*........................................                  .00%                     1.25%
WEST VIRGINIA........................................                 1.00%                     1.00%
WYOMING..............................................                  .00%                     1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

             ISSUE AGE                            MAXIMUM MATURITY AGE
             ---------                            --------------------
             70 or less                                    85
             71-75                                         86
             76-80                                         88
             81-85                                         90
             86-90                                         93
             91-93                                         96
             94-95                                         98
             96-97                                         99
             98-99                                        101
             100-101                                      102
             102                                          103
             103                                          104
             104                                          105
             105                                          106

             It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. We will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

             If contracts are issued with annuitants over age 96, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 3-year withdrawal charge schedule of the contract.

                                   APPENDIX F

                         PRIOR CONTRACTS (VV CONTRACTS)

PRIOR CONTRACTS

         This APPENDIX D sets forth the principal differences between the contract offered by this Prospectus and a class of variable annuity contract that we offer in the states of Washington and Maryland ("prior contracts" or "VV contracts") and which were previously sold in other states during the period April, 1993 to August, 1994. The principal differences between the contract offered by this Prospectus and the VV contract relate to the death benefit provisions.

DEATH BENEFIT PROVISIONS UNDER PRIOR CONTRACTS

Death of Last Surviving Annuitant (Where the Annuitant Was Not an Owner)

         We will pay the minimum death benefit (minus any unpaid loans) to the beneficiary if :

                  -        the annuitant dies before the maturity date,

                  -        the annuitant is not an owner,

                  -        there is no surviving co-annuitant, and

                  -        no owner of the contract is a non-natural person.

If any owner of the contract is a non-natural person, the death or change of any annuitant is treated as the death of an owner. The beneficiary may elect to:

                  -        receive   payment   (either  as  a  lump  sum  or  in
                           accordance with any annuity option described in the contract) or

                  - continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. In general, a beneficiary who continues the contract will nonetheless be treated for federal income tax purposes as if he or she had received the minimum death benefit.

Death of Owner

         Deceased Owner (Who was the Last-Surviving Annuitant): We will pay the minimum death benefit, less any unpaid loans, to the beneficiary if:

         -        an owner dies before the maturity date,

         -        the deceased owner is an annuitant, and

         -        there is no surviving co-annuitant.

If the contract is a non-qualified contract, after the owner's death, the beneficiary's entire interest must be distributed within five years unless:

         - the beneficiary elects to receive his or her interest as an annuity which begins within one year of the owner's death and is paid over the beneficiary's life or over a period not extending beyond the beneficiary's life expectancy or

         - the beneficiary is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit as an annuity must be made within 60 days after the date on which the death benefit first becomes payable If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. For purposes of this paragraph, in determining the minimum death benefit, withdrawal charges (applicable when an annuitant either dies after the first of the month following his or her 85th birthday or when the annuitant had attained age 81 or greater on the contract date -- see "Minimum Death Benefit") will be taken into account, but only when the minimum death benefit is paid and only if such charges would have applied if the payment had been made to the deceased owner at that time.

         Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are No Surviving Owners):

         If:

         -        an owner dies before the maturity date,

         -        any annuitant survives, and

         -        there are no surviving owners,

we will transfer the interest in the contract to the successor owner. If the contract is a non-qualified contract, after the owner's death, the successor owner's entire interest in the contract must be distributed within five years unless:

         - the successor owner elects to receive payment of the interest in the contract as an annuity which begins within one year of the owner's death and is paid over the successor owner's life or over a period not extending beyond the successor owner's life expectancy or

         - the successor owner is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the interest in the contract.

An election to receive the interest in the contract as an annuity must be made within 60 days after the date on which the death benefit first becomes payable. If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If the deceased contract owner had not attained age 81 on the contract date, the interest in the contract equals the contract value. If the deceased contract owner had attained age 81 on the contract date, the interest in the contract also equals the contract value, but such interest may be subject to applicable withdrawal charges when any amounts are actually paid. The successor owner's right to the interest in the contract does not affect the annuitant designations in the contract, although the successor owner may change such designations after acquiring the interest in the contract.

         Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are Surviving Owners):

         If :

         -        an owner dies before the maturity date,

         -        any annuitant survives, and

         -        there is a surviving owner,

we will transfer the interest in the contract to the surviving owner. The amount of this interest and the rights and restrictions attendant to this transfer are the same as those described in the immediately preceding paragraph, except that "surviving owner" should be substituted for "successor owner," wherever these terms appear.

         Non-Natural Owners: If any owner of a non-qualified contract is not an individual, the death or change of any annuitant will be treated as the death of an owner (who was not the last-surviving annuitant), unless the last-surviving annuitant has actually died in which case the death will be treated as the death of an owner (who is the last-surviving annuitant).

         Application of Distributed Amounts Towards the Purchase of a New
Contract: A beneficiary, successor owner, or surviving owner, as the case may be, may apply amounts required to be distributed towards the purchase of a new contract. In general, if such distributed amounts are so applied, the beneficiary, successor owner, or surviving owner will be treated for federal income tax purposes as if he or she had received these distributed amounts.

Minimum Death Benefit

         If the last surviving annuitant dies on or before the first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

         - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

         -        the excess of


                  - the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract, with a maximum accumulation of two times each purchase payment, over

                  - the sum of each withdrawal or annuitized amount, including any applicable withdrawal charges, accumulated daily at a rate equivalent to 5% per year, starting as of the date of each such withdrawal or annuitization, with a maximum accumulation of two times each such withdrawal or annuitization amount.

         If the last surviving annuitant dies after the -first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

         - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

         -        the excess of:

                  -        the sum of all purchase payments over

                  - the sum of any amounts deducted in connection with partial withdrawals.

         If the last surviving annuitant dies and the Annuitant had an attained age of 81 or greater on the contract date, the minimum death benefit payable on due proof of death and receipt of all required claim forms will equal the amount payable on total withdrawal.

OTHER CONTRACT PROVISIONS

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

         Fixed accounts are not available in Washington state.

                                   APPENDIX G

                              QUALIFIED PLAN TYPES

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such a death benefit could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the contract in connection with such a plan should seek competent advice.

ROTH IRAS

         Recently enacted Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. Furthermore, a rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover contribution to a Roth IRA from another Roth IRA or from a non-Roth IRA, but only if such rollover contribution meets the rollover requirements for IRAs under Section 408(d)(3) of the Code. In the case of a qualified rollover contribution or a transfer from a non-Roth IRA to a Roth IRA, any portion of the amount rolled over which would be includible in gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in gross income. However, the 10 percent penalty tax on premature distributions generally will not apply.

         All or part of amounts in a non-Roth IRA may be converted into a Roth IRA. Such a conversion can be made without taking an actual distribution from the IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable. The conversion of an IRA to a Roth IRA is a special type of qualified rollover distribution. Hence, the IRA participant must be eligible to make a qualified rollover distribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of the IRA value in gross income, as described above. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

         Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements:

     First, the payment or distribution must be:

         -        made after the owner attains age 59-1/2,

         -        made after the owner's death,

         -        attributable to the owner being disabled, or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

     Second, the payment or distribution must be made in a taxable year that is at least five years after:

         - the first taxable year for which a contribution was made to any Roth IRA established for the owner, or

         - in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from non-Roth IRAs. Distributions from a Roth IRA need not commence at age 70-1/2.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). The state income tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent federal and state tax advice.

(Back Cover Page)

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History.........................................    3
Performance Data........................................................    3
Service
       Independent Auditors.............................................    15
       Servicing Agent..................................................    16
       Principal Underwriter............................................    16
Voting Interest.........................................................    16
Cancellation of Contract................................................    17
Financial Statements....................................................    18

                                     PART B


                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A

                                       OF

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING










         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

      The date of this Statement of Additional Information is May 1, 1999.



            The Manufacturers Life Insurance Company of North America
                              116 Huntington Avenue
                           Boston, Massachusetts 02116
                                 (617) 266-6008
                                 (800) 344-1029

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

General Information and History.........................................  3
Performance Data........................................................  3
Services
       Independent Auditors............................................. 15
       Servicing Agent.................................................. 16
       Principal Underwriter............................................ 16
Voting Interest......................................................... 16
Cancellation of Contract................................................ 17
Financial Statements.................................................... 18

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. Our ultimate parent is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance Company based in Toronto, Canada. Prior to January 1, 1996, we were a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

         On January 20, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures.
Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees, administrative fees, and distribution fees)) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc.)

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996
                                 [TO BE UPDATED]

                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                           1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets              N/A                N/A                -36.37%                 1/01/97
----------------------------------------------------------------------------------------------------------------
Science & Technology                      N/A                N/A                  5.94                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                  -3.54%              N/A                  2.11                  3/04/96
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    N/A                N/A                 13.30                  1/01/97
----------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                     N/A                N/A                 -4.28                  1/01/97
----------------------------------------------------------------------------------------------------------------
Small/Mid Cap                            10.37               N/A                  8.78                  3/04/96
----------------------------------------------------------------------------------------------------------------
International Stock                       N/A                N/A                 -1.76                  1/01/97
----------------------------------------------------------------------------------------------------------------
Worldwide Growth                          N/A                N/A                  8.45                  1/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                            15.82              12.77%                7.96                  3/18/88
----------------------------------------------------------------------------------------------------------------
Small Company Value                       N/A                N/A                 -7.43                  10/1/97
----------------------------------------------------------------------------------------------------------------
Equity                                   14.30              16.86                13.26+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Growth                                   20.30               N/A                 21.05                  7/15/96
----------------------------------------------------------------------------------------------------------------
Quantitative Equity                       N/A                N/A                 25.54                  1/01/97
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         21.86              11.26                10.96                 12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities                    N/A                N/A                 16.30                  1/01/97
----------------------------------------------------------------------------------------------------------------
Value                                     N/A                N/A                 17.16                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Growth & Income            -4.37               N/A                  3.75                  1/09/95
----------------------------------------------------------------------------------------------------------------
Growth and Income                        27.66              16.96                15.33                  4/23/91
----------------------------------------------------------------------------------------------------------------
Equity-Income                            24.59               N/A                 15.58                  2/19/93
----------------------------------------------------------------------------------------------------------------
Balanced                                  N/A                N/A                 13.59                  1/01/97
----------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation              14.15              10.75                 8.30                  8/03/89
----------------------------------------------------------------------------------------------------------------

                                                                             SINCE INCEPTION
                                                                               OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                           1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
High Yield                                N/A                N/A                  7.85                  1/01/97
----------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                10.98               8.92                 7.29                  8/03/89
----------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation             6.63               6.77                 6.00                  8/03/89
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            6.19               N/A                  7.62                  2/19/93
----------------------------------------------------------------------------------------------------------------
Global Government Bond                   -1.48               8.16                 7.09                  3/18/88
----------------------------------------------------------------------------------------------------------------
Capital Growth Bond                       N/A                N/A                  4.61                  1/01/97
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   5.02               5.38                 4.02+                 6/18/85
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                3.80               4.87                 5.49                  3/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                              0.63               2.76                 3.72+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 N/A                N/A                  6.14                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      N/A                N/A                  9.01                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    N/A                N/A                  9.28                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    N/A                N/A                  8.88                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                N/A                N/A                  7.35                  1/07/97
----------------------------------------------------------------------------------------------------------------

* Inception date of the sub-account of the Variable Account which invests in the portfolio.

+   10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996
                                 [TO BE UPDATED]

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*           -36.84%              N/A                 -9.51%                 10/4/94
----------------------------------------------------------------------------------------------------------------
Science & Technology                      N/A                N/A                  5.94                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                  -3.54               N/A                  2.11                  3/04/96
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    N/A                N/A                 13.30                  1/01/97
----------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                     N/A                N/A                 -4.28                  1/01/97
----------------------------------------------------------------------------------------------------------------
Small/Mid Cap                            10.37               N/A                  8.78                  3/04/96
----------------------------------------------------------------------------------------------------------------
International Stock                       N/A                N/A                 -1.76                  1/01/97
----------------------------------------------------------------------------------------------------------------
Worldwide Growth                          N/A                N/A                  8.45                  1/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                            15.82              12.77%                7.96                  3/18/88
----------------------------------------------------------------------------------------------------------------
Small Company Value                       N/A                N/A                 -7.43                  10/1/97
----------------------------------------------------------------------------------------------------------------
Equity                                   14.30              16.86                13.26+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Growth                                   20.30               N/A                 21.05                  7/15/96
----------------------------------------------------------------------------------------------------------------
Quantitative Equity*                     24.71              14.63                13.23+                 4/30/87
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         21.86              11.26                10.96                 12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  13.47              15.05                13.98+                 4/30/87
----------------------------------------------------------------------------------------------------------------
Value                                     N/A                N/A                 17.16                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Growth & Income            -4.37               N/A                  3.75                  1/09/95
----------------------------------------------------------------------------------------------------------------
Growth and Income                        27.66              16.96                15.33                  4/23/91
----------------------------------------------------------------------------------------------------------------
Equity-Income                            24.59               N/A                 15.58                  2/19/93
----------------------------------------------------------------------------------------------------------------
Balanced                                  N/A                N/A                 13.59                  1/01/97
----------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation              14.15              10.75                 8.30                  8/03/89
----------------------------------------------------------------------------------------------------------------
High Yield                                N/A                N/A                  7.85                  1/01/97
----------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                10.98               8.92                 7.29                  8/03/89
----------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation             6.63               6.77                 6.00                  8/03/89
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            6.19               N/A                  7.62                  2/19/93
----------------------------------------------------------------------------------------------------------------

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Global Government Bond                   -1.48               8.16                 7.09                  3/18/88
----------------------------------------------------------------------------------------------------------------
Capital Growth Bond*                      4.03               5.43                 6.75+                 6/26/84
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   5.02               5.38                 4.02+                 6/18/85
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                3.80               4.87                 5.49                  3/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                              0.63               2.76                 3.72+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 N/A                N/A                  6.14                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      N/A                N/A                  9.01                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    N/A                N/A                  9.28                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    N/A                N/A                  8.88                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                N/A                N/A                  7.35                  1/07/97
----------------------------------------------------------------------------------------------------------------

+  10 year average annual return.

* Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio, for periods prior to December 31, 1996.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                  FOR CONTACTS ISSUED PRIOR TO NOVEMBER 1, 1996
                                 [TO BE UPDATED]

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*           -35.20%              N/A                 -9.51%                 10/4/94
----------------------------------------------------------------------------------------------------------------
Science & Technology                      N/A                N/A                  8.91                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                  -0.86               N/A                  3.66                  3/04/96
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    N/A                N/A                 16.30                  1/01/97
----------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                     N/A                N/A                 -1.63                  1/01/97
----------------------------------------------------------------------------------------------------------------
Small/Mid Cap                            13.37               N/A                 10.30                  3/04/96
----------------------------------------------------------------------------------------------------------------
International Stock                       N/A                N/A                  0.97                  1/01/97
----------------------------------------------------------------------------------------------------------------
Worldwide Growth                          N/A                N/A                 11.45                  1/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                            18.82              12.77%                7.96                  3/18/88
----------------------------------------------------------------------------------------------------------------
Small Company Value                       N/A                N/A                 -4.87                  10/1/97
----------------------------------------------------------------------------------------------------------------
Equity                                   17.30              16.86                13.26+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Growth                                   23.30               N/A                 22.92                  7/15/96
----------------------------------------------------------------------------------------------------------------
Quantitative Equity*                     27.71              14.63                13.23+                 4/30/87
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         24.86              11.26                10.96                 12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  16.47              15.05                13.98+                 4/30/87
----------------------------------------------------------------------------------------------------------------
Value                                     N/A                N/A                 20.16                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Growth & Income            -1.72               N/A                  4.68                  1/09/95
----------------------------------------------------------------------------------------------------------------
Growth and Income                        30.66              16.96                15.33                  4/23/91
----------------------------------------------------------------------------------------------------------------
Equity-Income                            27.59               N/A                 15.58                  2/19/93
----------------------------------------------------------------------------------------------------------------
Balanced                                  N/A                N/A                 16.59                  1/01/97
----------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation              17.15              10.75                 8.30                  8/03/89
----------------------------------------------------------------------------------------------------------------
High Yield                                N/A                N/A                 10.85                  1/01/97
----------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                13.98               8.92                 7.29                  8/03/89
----------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation             9.61               6.77                 6.00                  8/03/89
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            9.16               N/A                  7.62                  2/19/93
----------------------------------------------------------------------------------------------------------------

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Global Government Bond                    1.26               8.16                 7.09                  3/18/88
----------------------------------------------------------------------------------------------------------------
Capital Growth Bond*                      6.94               5.43                 6.75+                 6/26/84
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   7.96               5.38                 4.02+                 6/18/85
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                6.70               4.87                 5.49                  3/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                              3.43               2.76                 3.72+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 N/A                N/A                  9.11                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      N/A                N/A                 12.01                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    N/A                N/A                 12.28                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    N/A                N/A                 11.88                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                N/A                N/A                 10.35                  1/07/97
----------------------------------------------------------------------------------------------------------------

+   10 year average annual return.

* Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio, for periods prior to December 31, 1996.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996
                                 [TO BE UPDATED]

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets              N/A                N/A                -34.72%                 1/01/97
----------------------------------------------------------------------------------------------------------------
Science & Technology                      N/A                N/A                  8.91                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                  -0.86%              N/A                  3.66                  3/04/96
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    N/A                N/A                 16.30                  1/01/97
----------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                     N/A                N/A                 -1.63                  1/01/97
----------------------------------------------------------------------------------------------------------------
Small/Mid Cap                            13.37               N/A                 10.30                  3/04/96
----------------------------------------------------------------------------------------------------------------
International Stock                       N/A                N/A                  0.97                  1/01/97
----------------------------------------------------------------------------------------------------------------
Worldwide Growth                          N/A                N/A                 11.45                  1/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                            18.82              12.77%                7.96                  3/18/88
----------------------------------------------------------------------------------------------------------------
Small Company Value                       N/A                N/A                 -4.87                  10/1/97
----------------------------------------------------------------------------------------------------------------
Equity                                   17.30              16.86                13.26+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Growth                                   23.30               N/A                 22.92                  7/15/96
----------------------------------------------------------------------------------------------------------------
Quantitative Equity                       N/A                N/A                 28.54                  1/01/97
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         24.86              11.26                10.96                 12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities                    N/A                N/A                 19.30                  1/01/97
----------------------------------------------------------------------------------------------------------------
Value                                     N/A                N/A                 20.16                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Growth & Income            -1.72               N/A                  4.68                  1/09/95
----------------------------------------------------------------------------------------------------------------
Growth and Income                        30.66              16.96                15.33                  4/23/91
----------------------------------------------------------------------------------------------------------------
Equity-Income                            27.59               N/A                 15.58                  2/19/93
----------------------------------------------------------------------------------------------------------------
Balanced                                  N/A                N/A                 16.59                  1/01/97
----------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation              17.15              10.75                 8.30                  8/03/89
----------------------------------------------------------------------------------------------------------------
High Yield                                N/A                N/A                 10.85                  1/01/97
----------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                13.98               8.92                 7.29                  8/03/89
----------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation             9.61               6.77                 6.00                  8/03/89
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            9.16               N/A                  7.62                  2/19/93
----------------------------------------------------------------------------------------------------------------
Global Government Bond                    1.26               8.16                 7.09                  3/18/88
----------------------------------------------------------------------------------------------------------------

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Capital Growth Bond                       N/A                N/A                  7.54                  1/01/97
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   7.96               5.38                 4.02+                 6/18/85
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                6.70               4.87                 5.49                  3/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                              3.43               2.76                 3.72+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 N/A                N/A                  9.11                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      N/A                N/A                 12.01                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    N/A                N/A                 12.28                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    N/A                N/A                 11.88                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                N/A                N/A                 10.35                  1/07/97
----------------------------------------------------------------------------------------------------------------

* Inception date of the sub-account of the Variable Account which invests in the portfolio.

+     10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996
                                 [TO BE UPDATED]

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*           -35.20%              N/A                 -9.51%                 10/4/94
----------------------------------------------------------------------------------------------------------------
Science & Technology                      N/A                N/A                  8.91                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                  -0.86               N/A                  3.66                  3/04/96
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    N/A                N/A                 16.30                  1/01/97
----------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                     N/A                N/A                 -1.63                  1/01/97
----------------------------------------------------------------------------------------------------------------
Small/Mid Cap                            13.37               N/A                 10.30                  3/04/96
----------------------------------------------------------------------------------------------------------------
International Stock                       N/A                N/A                  0.97                  1/01/97
----------------------------------------------------------------------------------------------------------------
Worldwide Growth                          N/A                N/A                 11.45                  1/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                            18.82              12.77%                7.96                  3/18/88
----------------------------------------------------------------------------------------------------------------
Small Company Value                       N/A                N/A                 -4.87                  10/1/97
----------------------------------------------------------------------------------------------------------------
Equity                                   17.30              16.86                13.26+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Growth                                   23.30               N/A                 22.92                  7/15/96
----------------------------------------------------------------------------------------------------------------
Quantitative Equity*                     27.71              14.63                13.23+                 4/30/87
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         24.86              11.26                10.96                 12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  16.47              15.05                13.98+                 4/30/87
----------------------------------------------------------------------------------------------------------------
Value                                     N/A                N/A                 20.16                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Growth & Income            -1.72               N/A                  4.68                  1/09/95
----------------------------------------------------------------------------------------------------------------
Growth and Income                        30.66              16.96                15.33                  4/23/91
----------------------------------------------------------------------------------------------------------------
Equity-Income                            27.59               N/A                 15.58                  2/19/93
----------------------------------------------------------------------------------------------------------------
Balanced                                  N/A                N/A                 16.59                  1/01/97
----------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation              17.15              10.75                 8.30                  8/03/89
----------------------------------------------------------------------------------------------------------------
High Yield                                N/A                N/A                 10.85                  1/01/97
----------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                13.98               8.92                 7.29                  8/03/89
----------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation             9.61               6.77                 6.00                  8/03/89
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            9.16               N/A                  7.62                  2/19/93
----------------------------------------------------------------------------------------------------------------

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Global Government Bond                    1.26               8.16                 7.09                  3/18/88
----------------------------------------------------------------------------------------------------------------
Capital Growth Bond*                      6.94               5.43                 6.75+                 6/26/84
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   7.96               5.38                 4.02+                 6/18/85
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                6.70               4.87                 5.49                  3/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                              3.43               2.76                 3.72+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 N/A                N/A                  9.11                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      N/A                N/A                 12.01                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    N/A                N/A                 12.28                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    N/A                N/A                 11.88                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                N/A                N/A                 10.35                  1/07/97
----------------------------------------------------------------------------------------------------------------

+    10 year average annual return.

* Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio, for periods prior to December 31, 1996.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                FOR CONTACTS ISSUED ON OR AFTER NOVEMBER 1, 1996
                                 [TO BE UPDATED]

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*           -35.20%              N/A                 -9.51%                 10/4/94
----------------------------------------------------------------------------------------------------------------
Science & Technology                      N/A                N/A                  8.91                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Small Cap                  -0.86               N/A                  3.66                  3/04/96
----------------------------------------------------------------------------------------------------------------
Emerging Small Company                    N/A                N/A                 16.30                  1/01/97
----------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth                     N/A                N/A                 -1.63                  1/01/97
----------------------------------------------------------------------------------------------------------------
Small/Mid Cap                            13.37               N/A                 10.30                  3/04/96
----------------------------------------------------------------------------------------------------------------
International Stock                       N/A                N/A                  0.97                  1/01/97
----------------------------------------------------------------------------------------------------------------
Worldwide Growth                          N/A                N/A                 11.45                  1/01/97
----------------------------------------------------------------------------------------------------------------
Global Equity                            18.82              12.77%                7.96                  3/18/88
----------------------------------------------------------------------------------------------------------------
Small Company Value                       N/A                N/A                 -4.87                  10/1/97
----------------------------------------------------------------------------------------------------------------
Equity                                   17.30              16.86                13.26+                 6/18/85
----------------------------------------------------------------------------------------------------------------
Growth                                   23.30               N/A                 22.92                  7/15/96
----------------------------------------------------------------------------------------------------------------
Quantitative Equity*                     27.71              14.63                13.23+                 4/30/87
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth                         24.86              11.26                10.96                 12/11/92
----------------------------------------------------------------------------------------------------------------
Real Estate Securities*                  16.47              15.05                13.98+                 4/30/87
----------------------------------------------------------------------------------------------------------------
Value                                     N/A                N/A                 20.16                  1/01/97
----------------------------------------------------------------------------------------------------------------
International Growth & Income            -1.72               N/A                  4.68                  1/09/95
----------------------------------------------------------------------------------------------------------------
Growth and Income                        30.66              16.96                15.33                  4/23/91
----------------------------------------------------------------------------------------------------------------
Equity-Income                            27.59               N/A                 15.58                  2/19/93
----------------------------------------------------------------------------------------------------------------
Balanced                                  N/A                N/A                 16.59                  1/01/97
----------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation              17.15              10.75                 8.30                  8/03/89
----------------------------------------------------------------------------------------------------------------
High Yield                                N/A                N/A                 10.85                  1/01/97
----------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                13.98               8.92                 7.29                  8/03/89
----------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation             9.61               6.77                 6.00                  8/03/89
----------------------------------------------------------------------------------------------------------------
Strategic Bond                            9.16               N/A                  7.62                  2/19/93
----------------------------------------------------------------------------------------------------------------

                                                                            SINCE INCEPTION
                                                                              OR 10 YEARS,         INCEPTION
TRUST PORTFOLIO                          1 YEAR            5 YEAR         WHICHEVER IS SHORTER       DATE*
----------------------------------------------------------------------------------------------------------------
Global Government Bond                    1.26               8.16                 7.09                  3/18/88
----------------------------------------------------------------------------------------------------------------
Capital Growth Bond*                      6.94               5.43                 6.75+                 6/26/84
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond                   7.96               5.38                 4.02+                 6/18/85
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities                6.70               4.87                 5.49+                 3/18/88
----------------------------------------------------------------------------------------------------------------
Money Market                              3.43               2.76                 3.72                  6/18/85
----------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                 N/A                N/A                  9.11                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                      N/A                N/A                 12.01                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                    N/A                N/A                 12.28                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                    N/A                N/A                 11.88                  1/07/97
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                N/A                N/A                 10.35                  1/07/97
----------------------------------------------------------------------------------------------------------------

+   10 year average annual return.

* Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio, for periods prior to December 31, 1996.

                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS

         The financial statements of the Company and the Variable Account at December 31, 1998 and 1997 and for the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                  -        accumulation unit values

                  -        variable annuity participants and transaction

                  -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners; and

         -        annual contract owner tax reports.

We pay CSC FSG approximately $[7.80] per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., a Delaware limited liability partnership controlled by us, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1998 and 1997 was $[ ] and $29,615,342 respectively. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services, Inc. in 1997 and 1996 were $75,864,399 and $83,031,288, respectively. MSS did not retain any of these amounts during such periods.

VOTING INTEREST

       As stated in the prospectus, we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

       Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

       Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

       Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

                              FINANCIAL STATEMENTS

                         [ To by provided by amendment ]

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A (formerly NASL Variable Account) (Part B of the registration statement). - TO BE
                           FILED BY AMENDMENT.


                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company) (Part B of the registration statement). -
                           TO BE FILED BY AMENDMENT.


         (b)      Exhibits

                  (1)       (i)     Resolution of the Board of Directors of
                                    North American Security Life Insurance
                                    Company establishing the NASL Variable
                                    Account - Incorporated by reference to
                                    Exhibit (b)(1)(i) to Form N-4, file number
                                    33-76162, filed February 25, 1998.

                           (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 - Previously filed as Exhibit
                                    (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                           (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 --Previously filed as Exhibit (b)(i)(iii) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                           (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 --Previously filed as Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                           (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts, dated September 26, 1997 --Incorporated by reference to Exhibit (b)(1)(v) to Form N-4, file number 33-76162, February 25, 1998.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (i)      Underwriting Agreement between North
                                    American Security Life Insurance Company
                                    (Depositor) and NASL Financial Services,
                                    Inc. (Underwriter) -- Incorporated by
                                    reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, February 25, 1998.

                           (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc.-- Previously filed as Exhibit
                                    (b)(3)(ii) to post-effective amendment no.
                                    3 to Form N-4 filed February 28, 1997.

                           (iii) Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit
                                    (b)(3)(iii) to Form N-4, file number
                                    33-76162, February 25, 1998.

                           (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent -- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (4)      (i)(A)   Specimen Flexible Purchase Payment
                                    Individual Deferred Variable Annuity
                                    Contract, Non-Participating (VIS25) -
                                    Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (i)(B)   Specimen Flexible Purchase Payment
                                    Individual Deferred Variable Annuity
                                    Contract, Non-Participating (VV) -
                                    Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (ii) Specimen Fixed Account Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) Previously filed as Exhibit (b)(4)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (iii) Specimen Individual Retirement Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                                    (ENDORSEMENT.001) - Previously filed as
                                    Exhibit (b)(4)(iii) to post-effective
                                    amendment no. 4 to Form N-4 filed February
                                    26, 1998.

                           (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                           (vi) Specimen Qualified Plan Endorsement Section 401 Plans to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                  (5)      (i)      Specimen Application for Flexible Purchase
                                    Payment Individual Deferred Combination
                                    Fixed and Variable Annuity Contract,
                                    Non-Participating (VIS25) - Previously filed as Exhibit (b)(5)(i) to post-effective amendment no. 4 to Form N-4 filed February
                                    26, 1998.

                           (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit (b)(5)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.

                  (6)      (i)      Certificate of Incorporation of North
                                    American Security Life Insurance Company --
                                    Incorporated by reference to Exhibit (3)(i) to Form 10Q of The Manufacturers Life
                                    Insurance Company of North America, filed
                                    November 14, 1997.

                           (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                           (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                           (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit
                                    (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

                           (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                           (vii)    Amended and Restated By-laws The
                                    Manufacturers Life Insurance Company of
                                    North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                  (7)      (i)      Contract of reinsurance in connection
                                    with the variable annuity contracts being offered - Reinsurance and Accounts
                                    Receivable Agreements between North American
                                    Security Life Insurance Company and ITT
                                    Lyndon Life, effective December 31, 1993, and Amendments thereto effective January 1, 1994 and December 31, 1994 -- Incorporated by reference to Exhibit (b)(7)(i) to Form
                                    N-4, file number 33-76162, filed February
                                    25, 1998.

                           (ii)(A) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Variable Annuity Guaranteed Death Benefit
                                    Reinsurance Contract between North American
                                    Security Life Insurance Company and
                                    Connecticut General Life Insurance Company, effective July 1, 1995 (VIS25) - Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4 filed March
                                    1, 1996.

                           (ii)(B) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Variable Annuity Guaranteed Death Benefit
                                    Reinsurance Contract between North American
                                    Security Life Insurance Company and
                                    Connecticut General Life Insurance Company, effective July 1, 1995 (VV) - Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4 filed March
                                    1, 1996.

                           (iii) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Contract between North American Security
                                    Life Insurance Company and Swiss Re America, effective August 1, 1995 - Previously filed as Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4 filed March
                                    1, 1996.


                           (iv)    CONTRACT OF REINSURANCE IN CONNECTION WITH
                                    THE VARIABLE ANNUITY CONTRACTS BEING OFFERED
                                    - CONTRACT BETWEEN THE MANUFACTURERS LIFE
                                    INSURANCE COMPANY OF NORTH AMERICA AND
                                    MANULIFE REINSURANCE CORPORATION (USA),
                                    EFFECTIVE JULY 1, 1998 - FILED HEREWITH.


                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                           (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Previously filed as Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                  (9)      (i)      Opinion of Counsel and consent to its
                                    use as to the legality of the securities being registered (VIS25) -- Previously filed as Exhibit (b)(9)(i) to post-effective amendment no. 4 to Form N-4 filed February
                                    26, 1998.

                           (ii) Opinion of Counsel and consent to its use as to the legality of the securities being registered (VV) - Previously filed as Exhibit (b)(9)(ii) to post-effective amendment no. 4 to Form N-4 filed February 26, 1998.


                  (10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT.


                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

                  (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 -- Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

                  (14)     Financial Data Schedule -- Not Applicable.

                  (15)     (i)      Power of Attorney - John D. Richardson
                                    (Chairman of the Board of Directors, North
                                    American Security Life Insurance Company) --
                                    Incorporated by reference to Exhibit
                                    (b)(15)(ii) to Form N-4, file number
                                    33-76162, filed April 29, 1997.

                           (ii)     Power of Attorney - David W. Libbey
                                    (Principal Financial Officer of North
                                    American Security Life Insurance Company) --
                                    Incorporated by reference to Exhibit
                                    (24)(ii) to Form 10Q of The Manufacturers
                                    Life Insurance Company of North America
                                    filed November 14, 1997.

                           (iii)    Power of Attorney - Peter Hutchison
                                    (Director, The Manufacturers Life Insurance
                                    Company of North America) -- Incorporated by reference to Exhibit (b)(15)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

Name and Principal
Business Address                                     Position with Manulife North America
John D. Richardson                                   Director and Chairman of the Board of
200 Bloor Street East                                Directors
North Tower, 11th Floor
Toronto, Ontario
Canada  M4W-1E5

Peter S. Hutchison                                   Director
200 Bloor Street East
North Tower, 7th Floor
Toronto, Ontario
Canada  M4W-1E5

John D. DesPrez III                                  President & Director
73 Tremont Street
Boston, MA  02108


ROBERT BOYDA                                         VICE PRESIDENT, INVESTMENT MANAGEMENT SERVICES
73 Tremont Street
Boston, MA 02108

NAME AND PRINCIPAL
BUSINESS ADDRESS                                     POSITION WITH MANULIFE NORTH AMERICA

James Boyle                                          Vice President, Institutional Markets
73 Tremont Street
Boston, Ma 02108

James D. Gallagher                                   Vice President, Secretary and General Counsel
73 Tremont Street
Boston, Ma  02108

Cindy Granata                                        Vice President, Information Systems
116 Huntington Avenue
Boston, Ma  02116

Bill Hayward                                         Vice President, Administration
116 Huntington Avenue
Boston, Ma  02116

David W. Libbey                                      Vice President, Treasurer & Chief
73 Tremont Street                                    Financial Officer
Boston, Ma 02108

Hugh McHaffie                                        Vice President, U.s. Annuities and Product
73 Tremont Street                                    Development
Boston, Ma 02108

Janet Sweeney                                        Vice President, Corporate Services
73 Tremont Street
Boston, Ma 02108

John G. Vrysen                                       Vice President & Chief Actuary
73 Tremont Street
Boston, Ma  02108


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization as at December 31, 1997
The Manufacturers Life Insurance Company (Canada)


1. Cantay Holdings Inc. - Ontario (100%)
2. 484551 Ontario Limited - Ontario (100%)
   a. 911164 Ontario Inc. - Ontario (100%)
3. Churchill Lifestyles Corp. (100%)
4. 495603 Ontario Limited - Ontario (100%)
5. 1198183 Ontario Limited - Ontario (100%)
6. 1198184 Ontario Limited - Ontario (100%)
7. 1235434 Ontario Limited - Ontario (100%)
8. 576986 Ontario Inc. - Ontario (100%)
9. Balmoral Developments Inc. - Ontario (100%)

10. Manulife Bank of Canada - Canada (100%)
11. Manulife Securities International Ltd. - Canada (100%)
12. Family Realty First Corp. - Ontario (100%)
13. NAL Resources Limited - Alberta (100%)
14. Manulife International Capital Corporation Limited - Ontario (100%)
         a. Regional Power Inc. - Ontario (100%)
                  i. La Regionale Power (Port Cartier) Inc. - Ontario (100%)
                  ii. La Regionale Power Angliers Inc. - Ontario (100%)
                  iii. Addalam Power Corporation - Philippines (100%)
15. Peel-de Maisonneuve Investments Ltd. - Canada (100%)
         a. 2932121 Canada Inc. - Canada (100%)
16. FNA Financial Inc. - Canada (100%)
         a. NAL Trustco Inc. - Ontario (100%)
         b. First North American Insurance Company - Canada (100%)
         c. Elliott & Page Limited - Ontario (100%)
         d. Seamark Asset Management Ltd. - Canada (67.86%)
         e. NAL Resources Management Limited - Canada (100%)
                  i. NAL Energy Inc. - Alberta (100%)
17. ManuCab Ltd. - Canada (100%)
         a. Plazcab Service Limited - Newfoundland (100%)
18. Manufacturers Life Capital Corporation Inc. - Canada (100%)
19. The North American Group Inc. - Ontario (100%)
20. 994744 Ontario Inc. - Ontario (100%)
21. 1268337 Ontario Inc. - Ontario (100%)
22. 3426505 Canada Inc. - Canada (100%)
23. The Manufacturers Investment Corporation - Michigan (100%)
         a. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
                  i. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
                           (1) Dover Leasing Investments, LLC - Delaware (99%)
                           (2) The Manufacturers Life Insurance Company of America - Michigan (100%)
                                    (a)Manulife Holding Corporation - Delaware
                                    (100%)
                                             (i) Manufacturers Adviser
                                             Corporation - Colorado (100%)
                                             (ii) Succession Plainning
                                             International, Inc. - Wisconsin
                                             (100%)
                                             (iii) ManEquity, Inc. - Colorado
                                             (100%)
                                             (iv) Manulife Property Management
                                             of Washington, D.C. Inc. -
                                             Washington, D.C. (100%)
                                             (v) ManuLife Service Corporation -
                                             Colorado (100%)
                                             (vi) Manulife Leasing Company,
                                             LLC - Delaware (80%)
                           (3) Capitol Bankers Life Insurance Company - Michigan (100%)
                           (4) Ennal, Inc. - Ohio (100%)
                           (5) Manulife-Wood Logan Holding Co. Inc. - Delaware (62.5%)
                                    (a)Wood Logan Associates, Inc. - Connecticut
                                    (100%)
                                             (i) Wood Logan Distributors, Inc. -
                                             Connecticut (100%)
                                    (b)The Manufacturers Life Insurance Company
                                    of North America - Delaware (100%)
                                             (i) Manufacturers Securities
                                             Services, LLC - MASSACHUSETTS
                                             (100%)

                                             (ii) The Manufacturers Life
                                             Insurance Company of New York -
                                             New York (100%)
                                             ii. Manulife Reinsurance Limited -
                                             Bermuda (100%)
                           (1) MRL Holding, LLC - Delaware (99%)
                                    (a)Manulife-Wood Logan Holding Co. Inc. -
                                    Delaware (22.5%) III. MRL Holding, LLC -
                                    Delaware (1%)
24. Manulife International Investment Management Limited - U.K. (100%)
         a. Manulife International Fund Management Limited - U.K. (100%)
25. WT(SW) Properties Ltd. - U.K. (100%)
26. Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)
27. Manulife International Holdings Limited - Bermuda (100%)
         a. Manulife (International) Limited - Bermuda (100%)
                  i. Zhong Hong Life Insurance Co., Ltd. - China (51%)
                  ii. The Manufacturers (Pacific Asia) Insurance Company Limited - H.K. (100%)
                  iii. Newtime Consultants Limited - H.K. (100%)
28. Manulife (International) Reinsurance Limited - Bermuda (100%)
         a. Manulife (International) P & C Limited - Bermuda (100%)
         b. Manufacturers P & C Limited - Barbados (100%)
         c. Manufacturers Life Reinsurance Limited - Barbados (100%)
29. Chinfon-Manulife Insurance Company Limited - Bermuda (100%)
30. Manulife (Malaysia) SDN. BHD. - Malaysia (100%)
31. Manulife (Thailand) Ltd. - Thailand (100%)
32. Young Poong Manulife Insurance Company - Korea (100%)
33. Manulife Data Services Inc. - Barbados (100%)
         a. Manulife Funds Direct (Barbados) Limited - Barbados (100%)
                  i. Manulife Funds Direct (Hong Kong) Limited - H.K. (100%)
34. OUB Manulife Pte. Ltd. - Singapore (100%)
35. Manulife Holdings (Hong Kong) Limited - H.K. (100%)
36. ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)
37. P.T. Asuransi Jiwa Dhamala ManuLife - Indonesia (51%)
         a. P.T. AMP Panin Life - Indonesia (100%)


Item 27. Number of Contract Owners.


As of September 30, 1998, there were 1,750 qualified and 5,067 non-qualified contracts for VIS25 and 632 qualified and 2,328 non-qualified contracts for VV of the series offered hereby outstanding.


Item 28.  Indemnification.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.

Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.

Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to
         Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       Name of Investment Company                   Capacity in which acting

         Manufacturers Investment Trust               Investment Adviser

         The Manufacturers Life Insurance             Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance             Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance             Principal Underwriter
         Company of New York Separate
         Account A


         The Manufacturers Life Insurance             Principal Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 116 Huntington Avenue, Boston, MA 02116 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 14th day of December, 1998.

                                        The Manufacturers Life Insurance Company of North America Separate Account A
                                             (Registrant)

                                        By: The Manufacturers Life Insurance
                                            Company of North America
                                             (Depositor)

                                         By: /s/ JOHN D. DESPREZ III
                                             John D. DesPrez III, President

Attest:

/s/JAMES D. GALLAGHER
James D. Gallagher, Secretary

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 14th day of December, 1998 in the City of Boston, and Commonwealth of Massachusetts.

                                                The Manufacturers Life Insurance
                                                Company of North America
                                                      (Depositor)

                                              By: JOHN D. DESPREZ III
                                                  John D. DesPrez III, President

Attest:

/s/JAMES D. GALLAGHER
James D. Gallagher, Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 14th day of December, 1998.

         SIGNATURE                                   TITLE

         /s/ JOHN D. DESPREZ III            Director and President
         ------------------------                    (Principal Executive
         John D. DesPrez III                         Officer)


         *                                  Director
         ------------------------
         Peter S. Hutchison


         *                                  Director and Chairman
         ------------------------                    of the Board
         John D. Richardson


         /s/ DAVID W. LIBBEY                Vice President, Treasurer
         ------------------------           and Chief Financial Officer
         David W. Libbey                              (Principal Financial
                                                      Officer)



         *By:     /s/ JAMES D. GALLAGHER
                  ----------------------
                  James D. Gallagher
                  Attorney-in-Fact
                  Pursuant to Powers
                  of Attorney

                                  EXHIBIT INDEX

Exhibit No.                Description


b(7)(iv) Contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation
                           (USA), effective July 1, 1998